Taxes	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Taxes	Taxes
The accounting policy on income tax and social contribution is presented in Note 2c XIII.
ITAÚ UNIBANCO HOLDING and each one of its subsidiaries calculate separately, in each fiscal year, Income tax and social contribution on net income.
Taxes are calculated at the rates shown below and consider, for effects of respective calculation bases, the legislation in force applicable to each charge.

Income tax	15.00%
Additional income tax	10.00%
Social contribution on net income (1)	20.00%
1) For insurance, capitalization and other financial subsidiaries, the Social contribution on net income is 15% and for the non-financial ones it is 9%.

a) Expenses for taxes and contributions
Breakdown of income tax and social contribution calculation on net income:

Due on operations for the period	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Income / (loss) before income tax and social contribution	50,250	47,556	39,700
Charges (income tax and social contribution) at the rates in effect	(22,613)	(21,401)	(17,865)
Increase / decrease in income tax and social contribution charges arising from:
Share of profit or (loss) of associates and joint ventures	1,809	1,478	1,168
Interest on capital	7,626	5,559	5,419
Other nondeductible expenses net of non taxable income (1)	2,483	4,931	2,593
Income tax and social contribution expenses	(10,695)	(9,433)	(8,685)
Related to temporary differences
Increase / (reversal) for the period	6,294	4,005	2,862
(Expenses) / income from deferred taxes	6,294	4,005	2,862
Total income tax and social contribution expenses	(4,401)	(5,428)	(5,823)
1) Includes temporary (additions) and exclusions.

b) Deferred taxes
I - The deferred tax assets balance and its changes, segregated based on its origin and disbursements, are represented by:

	12/31/2024	Realization / Reversal	Increase	12/31/2025
Reflected in income	64,636	(20,385)	27,370	71,621
Provision for expected credit loss	43,518	(5,664)	13,843	51,697
Related to tax losses and social contribution loss carryforwards	2,469	(2,053)	97	513
Provision for profit sharing	3,258	(3,258)	3,623	3,623
Provisions	6,277	(3,406)	2,993	5,864
Civil lawsuits	1,239	(665)	641	1,215
Labor claims	3,174	(1,386)	1,755	3,543
Tax and social security obligations	1,864	(1,355)	597	1,106
Legal obligations	375	(135)	140	380
Adjustments of operations carried out on the futures settlement market	787	(787)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	245	(245)	15	15
Provision relating to health insurance operations	365	-	120	485
Other	7,342	(4,837)	6,539	9,044
Reflected in stockholders’ equity	5,570	(1,882)	101	3,789
Adjustment to fair value of financial assets - At fair value through other comprehensive income	4,268	(1,872)	95	2,491
Cash flow hedge	392	(10)	-	382
Other	910	-	6	916
Total(1)	70,206	(22,267)	27,471	75,410
1) The balance of deferred tax assets includes the effects brought by Supplementary Law No. 224/25 (Note 33b), which increased the rate of CSLL of certain companies of ITAÚ UNIBANCO HOLDING. This law will take effect in current tax as from April 1, 2026.

	12/31/2023	Realization / Reversal	Increase	12/31/2024
Reflected in income	58,714	(17,283)	23,205	64,636
Provision for expected credit loss	38,664	(7,436)	12,290	43,518
Related to tax losses and social contribution loss carryforwards	2,325	(385)	529	2,469
Provision for profit sharing	2,794	(2,794)	3,258	3,258
Provisions	5,869	(2,354)	2,762	6,277
Civil lawsuits	1,227	(730)	742	1,239
Labor claims	2,867	(1,509)	1,816	3,174
Tax and social security obligations	1,775	(115)	204	1,864
Legal obligations	279	(15)	111	375
Adjustments of operations carried out on the futures settlement market	-	-	787	787
Adjustment to fair value of financial assets - At fair value through profit or loss	755	(755)	245	245
Provision relating to health insurance operations	395	(30)	-	365
Other	7,633	(3,514)	3,223	7,342
Reflected in stockholders’ equity	2,954	(244)	2,860	5,570
Adjustment to fair value of financial assets - At fair value through other comprehensive income	2,022	(244)	2,490	4,268
Cash flow hedge	108	-	284	392
Other	824	-	86	910
Total	61,668	(17,527)	26,065	70,206
Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 63,486 (R$ 58,859 at 12/31/2024) and R$ 491 (R$ 603 at 12/31/2024), respectively.
II - The deferred tax liabilities balance and its changes are represented by:

	12/31/2024	Realization / reversal	Increase	12/31/2025
Reflected in income	9,065	(4,670)	5,524	9,919
Supervenience of depreciation of finance lease	107	(9)	-	98
Adjustment of deposits in guarantee and provisions	1,754	(722)	657	1,689
Post-employment benefits	260	(37)	34	257
Adjustments of operations carried out on the futures settlement market	-	-	185	185
Adjustment to fair value of financial assets - At fair value through profit or loss	3,538	(3,538)	3,763	3,763
Taxation of results abroad – capital gains	764	(25)	9	748
Other	2,642	(339)	876	3,179
Reflected in stockholders’ equity	2,885	(764)	375	2,496
Adjustment to fair value of financial assets - At fair value through other comprehensive income	2,881	(764)	372	2,489
Post-employment benefits	4	-	3	7
Total (1)	11,950	(5,434)	5,899	12,415
1) The balance of deferred tax liabilities includes the effects brought by Supplementary Law No. 224/25 (Note 33b), which increased the rate of CSLL of certain companies of ITAÚ UNIBANCO HOLDING. This law will take effect in current tax as from April 1, 2026.

	12/31/2023	Realization / reversal	Increase	12/31/2024
Reflected in income	7,148	(2,368)	4,285	9,065
Supervenience of depreciation of finance lease	130	(23)	-	107
Adjustment of deposits in guarantee and provisions	1,572	(9)	191	1,754
Post-employment benefits	15	(15)	260	260
Adjustments of operations carried out on the futures settlement market	416	(416)	-	-
Adjustment to fair value of financial assets - At fair value through profit or loss	1,450	(1,450)	3,538	3,538
Taxation of results abroad – capital gains	740	-	24	764
Other	2,825	(455)	272	2,642
Reflected in stockholders’ equity	1,389	(147)	1,643	2,885
Adjustment to fair value of financial assets - At fair value through other comprehensive income	1,381	(143)	1,643	2,881
Post-employment benefits	8	(4)	-	4
Total	8,537	(2,515)	5,928	11,950
Deferred income tax and social contribution assets and liabilities are recorded in the balance sheet offset by a taxable entity and amounting to R$ 63,486 (R$ 58,859 at 12/31/2024) and R$ 491 (R$ 603 at 12/31/2024), respectively.
III - The estimate of realization and present value of deferred tax assets and deferred tax liabilities are:

	Deferred tax assets						Deferred tax liabilities		Net deferred taxes
Realization year	Temporary differences	%	Tax loss / social contribution loss carryforwards	%	Total	%		%		%
2026	17,848	23.8%	508	99.0%	18,356	24.3%	(1,139)	9.2%	17,217	27.3%
2027	10,849	14.5%	-	-	10,849	14.4%	(478)	3.9%	10,371	16.5%
2028	7,658	10.2%	1	0.2%	7,659	10.2%	(538)	4.3%	7,121	11.3%
2029	6,017	8.0%	1	0.2%	6,018	8.0%	(1,355)	10.9%	4,663	7.4%
2030	5,710	7.6%	2	0.4%	5,712	7.6%	(659)	5.3%	5,053	8.0%
After 2030	26,815	35.9%	1	0.2%	26,816	35.5%	(8,246)	66.4%	18,570	29.5%
Total	74,897	100.0%	513	100.0%	75,410	100.0%	(12,415)	100.0%	62,995	100.0%
Present value (1)	60,235		484		60,719		(8,878)		51,841
1) The average funding rate, net of tax effects, was used to determine the present value.

Net income in the financial statements is not directly related to the taxable income for income tax and social contribution, due to differences between accounting criteria and the tax legislation, in addition to corporate aspects. Accordingly, it is recommended that changes the in realization of deferred tax assets presented above are not considered as an indication of future net income.
IV - Deferred tax assets not accounted for
At 12/31/2025, deferred tax assets not accounted for correspond to R$ 586 (R$ 88 at 12/31/2024) and result from Management’s evaluation of their perspectives of realization in the long term.
c) Tax liabilities

	Note	12/31/2025	12/31/2024
Taxes and contributions on income payable		6,436	4,364
Deferred tax liabilities	24b II	491	603
Other		4,655	6,378
Total		11,582	11,345
Current		9,895	8,444
Non-current		1,687	2,901